Long-Term and Other Short-Term Borrowings - Summary of Long-term and Other Short-term Obligations (Parenthetical) (Details) - USD ($) $ in Thousands							1 Months Ended				3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Jul. 26, 2021	Jun. 30, 2021	Apr. 13, 2021	Sep. 30, 2022	Jun. 30, 2022	Jan. 13, 2022	Apr. 30, 2021	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 13, 2022	Jun. 13, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
January 2022 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Maturity period																				2022-01
Debt instrument, basis spread on variable rate																			1.00%	1.00%
Dec 31 2021 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																			1.06%	1.06%
Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.10%					0.15%	0.25%		1.00%
Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																	2.25%
Borrowings | July 2022
Debt Instrument [Line Items]
Maturity period																				2022-07
Borrowings | July 2026
Debt Instrument [Line Items]
Maturity period																				2026-07
Debt instrument, basis spread on variable rate																				0.75%
Borrowings | London Inter bank Offered Rates LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.75%				1.75%		0.50%
Borrowings | London Inter bank Offered Rates LIBOR [Member] | July 2022
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																				1.75%
Borrowings | London Inter bank Offered Rates LIBOR [Member] | July 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				(0.50%)
Borrowings | London Inter bank Offered Rates LIBOR [Member] | June 2021
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate													1.75%
Borrowings | Secured Overnight Financing Rate (SOFR) | June 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											4.87%
Borrowings | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												1.75%
Borrowings | Base Rate | July 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.75%																3.25%
Borrowings | Base Rate | July 2026 | Previously Reported [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																				4.00%
Borrowings | Base Rate | June 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											2.35%
Secured Debt | Convertible Promissory Note | January 2022
Debt Instrument [Line Items]
Debt instrument, periodic payment																				$ 4,750,000
Maturity period																				2022-01
Unsecured Promissory Note | January 2021
Debt Instrument [Line Items]
Debt instrument, periodic payment																				$ 875,000
Maturity period																				2021-01
Unsecured Promissory Note | Prime Rate | January 2021
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																				1.00%
Notes Payable to Bank
Debt Instrument [Line Items]
Debt instrument, periodic payment																	$ 1
Maturity period																	2029-04
Fixed interest rate	11.84%										11.84%						11.84%
Notes Payable to Bank | April 2023
Debt Instrument [Line Items]
Debt instrument, periodic payment																	$ 60		$ 60	$ 60,333
Maturity period																	2023-04		2023-04	2023-04
Fixed interest rate	3.60%		3.60%		3.60%			3.60%			3.60%		3.60%				3.60%		3.60%	3.60%
Notes Payable to Bank | March 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment																	$ 61		$ 61	$ 60,825
Maturity period																	2024-03		2024-03	2024-03
Fixed interest rate	2.75%		2.75%		2.75%			2.75%			2.75%		2.75%				2.75%		2.75%	2.75%
Notes Payable to Bank | March 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment																	$ 61
Maturity period																	2026-04
Fixed interest rate	7.50%										7.50%						7.50%
Notes Payable to Bank | December 2022
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Notes Payable to Bank | December 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.35%
Notes Payable to Bank | July 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment																			$ 1,260
Maturity period																			2024-07	2024-07
Debt instrument, basis spread on variable rate								2.32%											1.75%	1.84%
Notes Payable to Bank | September 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.75%		1.75%
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, periodic payment												$ 1,077
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member] | December 2022
Debt Instrument [Line Items]
Debt instrument, periodic payment		$ 1,180
Debt instrument, basis spread on variable rate		1.76%
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member] | July 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment													$ 1,066							$ 1,065,807
Maturity period																				2026-07
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member] | June 2021
Debt Instrument [Line Items]
Debt instrument, periodic payment																			$ 1,077
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member] | September 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment			$ 1,180		$ 1,179,800
Maturity period					2026-09														2026-09
Debt instrument, basis spread on variable rate			(1.76%)		0.86%
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	4.87%
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR) | December 2027
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 1,454
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR) | June 2027
Debt Instrument [Line Items]
Debt instrument, periodic payment											$ 801
Notes Payable to Bank | Base Rate | July 2024
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																4.00%				4.00%
Equipment Term Loan | Secured Overnight Financing Rate (SOFR) | December 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment											$ 250
Debt instrument, basis spread on variable rate											4.87%
Equipment Term Loan | Base Rate | December 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											2.35%
Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt instrument, periodic payment																		$ 1,260
Debt instrument, basis spread on variable rate							2.32%											1.75%
Delayed Draw Term Loan | December 2027
Debt Instrument [Line Items]
Debt instrument, periodic payment											$ 818
Delayed Draw Term Loan | Secured Overnight Financing Rate (SOFR) | December 2027
Debt Instrument [Line Items]
Maturity period																	2027-12
Debt instrument, basis spread on variable rate											(4.87%)
Delayed Draw Term Loan | Base Rate | December 2027
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate											2.35%
Unsecured Note | April 2022
Debt Instrument [Line Items]
Maturity period																				2022-04
Debt instrument, basis spread on variable rate																				1.00%